Related Party Disclosures (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY DISCLOSURES
Sales	CAD 590	CAD 667
Purchases	223	152
Accounts receivable	44	61
Accounts payable and accrued liabilities	28	42
Compensation of Key Management Personnel
Salaries and other short-term benefits	12	13
Pension and other post-retirement benefits	5	5
Share-based compensation	49	74
Total	66	92
Parachem Chemicals Inc
RELATED PARTY DISCLOSURES
Sales	301	219
UPI Inc
RELATED PARTY DISCLOSURES
Sales	CAD 0	CAD 226